                                   FORM N-SAR

                                  ANNUAL REPORT

                       FOR REGISTERED INVESTMENT COMPANIES

Report for fiscal year ending: 12/31/09 (b)

Is this a transition report? (Y or N):                                         N

Is this an amendment to a previous filing? (Y or N):                           N

1. A) Registrant Name:          American Family Variable Account II
   B) File Number:              811-10121
   C) Telephone Number:         (608) 242-4100, ext 30365

2. A) Street:                   6000 American Parkway
   B) City:                     Madison
   C) State:                    WI
   D) Zip Code:                 53783   Zip Ext.: 0001
   E) Foreign Country:                  Foreign Postal Code:

3. Is this the first filing on this form by the Registrant? (Y or N)           N

4. Is this the last filing on this form by the Registrant? (Y or N)            N

5. Is Registrant a small business investment company (SBIC)? (Y or N)          N

6. Is Registrant a unit investment trust (UIT)? (Y or N)                       Y
   [If answer is "Y" (Yes) complete only items 111 through 132.]

UNIT INVESTMENT TRUSTS

111. A)   Depositor Name (if any): American Family Life Insurance Company
     B)   File Number:
     C)   City: Madison           State: WI  Zip Code: 53783  Zip Ext: 0001
          Foreign Country:        Foreign Postal Code:

112. A)   Sponsor Name (if any):
     B)   File Number:
     C)   City:                   State:     Zip Code:        Zip Ext:
          Foreign Country:        Foreign Postal Code:

113. A)   Trustee Name (if any):
     B)   City:                   State:     Zip Code:        Zip Ext:
     C)   Foreign Country:        Foreign Postal Code:

114. A)   Principal Underwriter (if any): American Family Securities, LLC
     B)   File Number: 8-52899
     C)   City: Madison           State: WI  Zip Code: 53783  Zip Ext: 0001
          Foreign Country:        Foreign Postal Code:

115. A)   Independent Public Accountant (if any): PricewaterhouseCoopers, LLP
     B)   City: Chicago           State: IL  Zip Code: 60606  Zip Ext:
          Foreign Country:        Foreign Postal Code:

116. Family of investment companies information:

     A)   Is Registrant part of a family of investment companies? (Y or N)     N

     B) Identify the family in 10 letters: (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only).

117. A)   Is Registrant a separate account of an insurance company (Y or N)    Y
          If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?

     b)   Variable annuity contracts? (Y/N)                                    Y
     c)   Scheduled premium variable life contracts? (Y/N)                     N
     d)   Flexible premium variable life contracts? (Y/N)                      N
     e)   Other types of insurance products registered under the Securities Act
          of 1933? (Y/N)                                                       N

118. State the number of series existing at the end of the period that had
     securities registered under the Securities Act of 1933.                   1

119. State the number of new series for which registration statements under the
     Securities Act of 1933 became effective during the period.                0

120. State the total value of the portfolio securities on the date of deposit
     for the new series included in item 119 ($000's omitted)                 $0

121. State the number of series for which a current prospectus was in existence
     at the end of the period                                                  1

122. State the number of existing series for which additional units were
     registered under the Securities Act of 1933 during the current period.    0

123. State the total value of the additional units considered in answering item
     122 ($000,s omitted)                                                     $0

124. State the total value of units of prior series that were placed in the portfolios of a subsequent series during the current period (the value of these units is to be measured on the date they were placed in the
     subsequent series) ($000's omitted)                                      $0

125. State the total amount of sales loads collected (before re-allowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of
     Registrant (000,s omitted)                                               $0

126. Of the amount shown in Item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series
     placed in the portfolio of a subsequent series.) ($000's omitted)        $0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (Based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                             Total Income
                                    Number of  Total Assets  Distributions
                                     Series       ($000's       ($000's
                                    Investing     omitted)      Omitted)
                                    ---------  ------------  -------------
A. U.S. Treasury direct issue         -------     -------         ------
B. U.S.  Government agency            -------     -------         ------
C. State and municipal tax-free       -------     -------         ------
D. Public utility debt                -------     -------         ------
E. Brokers or dealers debt or debt
   of brokers' or dealers parent      -------     -------         ------
F. All other corporate intermed. &
   long term debt                     -------     -------         ------
G. All other corporate short-term
   debt                               -------     -------         ------
H. Equity securities of brokers or
   dealers or parents of brokers or
   dealers                            -------     -------         ------
I. Investment company equity
   securities                         -------     -------         ------
J. All other equity securities              1    $156,858        $4,350
K. Other securities                   -------     -------         ------
L. Total assets of all series of            1    $156,858        $4,350
   Registrant

128. Is the timely payment of principal and interest on any of the portfolio securities held by any of the Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y or N) N

129. Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current
     period? (Y or N)                                                          N

130. In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or
     guarantees? (Y or N)                                                      N

131. Total expenses incurred by all series of Registrant during the current
     reporting period ($000,s omitted)                                    $1,592

132. List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

     811-_____   811-_____   811-_____   811-_____

This report is signed on behalf of the Registrant in the City of Madison, and State of Wisconsin, on the 22nd day of February, 2010.

American Family Variable Account II (Registrant)
By: American Family Life Insurance Company (Depositor)


/s/ Jack C. Salzwedel                      /s/ Margie Frosch
----------------------------------         -------------------------------------
Jack C. Salzwedel                          Margie Frosch
President and C.O.O.                       Executive Admin Assistant
By David C. Holman
his Attorney-in-Fact
Pursuant to Power of Attorney